Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepayments and Other Receivables.
Prepayments	€ 1,067	€ 793
Other receivables	4,049	745
Total Prepayments and Other Receivables	€ 5,116	€ 1,538